Notes to the Consolidated Statement of Cash Flows - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash additions to right-of-use assets	$ 491,000	$ 2,163,000	$ 4,280,000
Non-cash additions to lease liabilities	491,000	2,163,000	4,280,000
Non-cash additions to property, plant and equipment		8,945,000	$ 7,280,000
Fair value loss of convertible redeemable preferred shares	79,984,000
Convertible Redeemable Preferred Shares
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash additions to finance costs	1,500,000
Non-cash other payable	1,500,000
Fair value loss of convertible redeemable preferred shares	$ 79,984,000
Genscript USA Incorporated
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Settlement of balance due to related party		4,364,000
Outstanding due from related party		5,539,000
Genscript Biotech Corporation
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Outstanding due from related party		$ 19,510,000